Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative costs	$ 421,455		$ 768,931		$ 10,113	$ 138,115
Operating loss	(421,455)		(768,931)		(10,113)	(138,115)
Other Income
Interest income on investments held in trust account	579,398		2,154,895			493,020
Change in derivative liability						25,906
Total other income	579,398		2,154,895			518,926
Net income (loss)	$ 157,943		$ 1,385,964		$ (10,113)	$ 380,811
Ordinary Shares not Subject to Redemption [Member]
Other Income
Weighted average ordinary shares outstanding, basic	2,341,815		2,391,000		1,725,000	1,865,478
Weighted average ordinary shares outstanding, diluted	2,341,815		2,391,000		1,725,000	1,865,478
Basic net income (loss) per ordinary share	$ 0.02	$ 0.00	$ 0.15	$ 0.00	$ (0.01)	$ 0.12
Diluted net income (loss) per ordinary share	$ 0.02	$ 0.00	$ 0.15	$ 0.00	$ (0.01)	$ 0.12
Ordinary Shares Subject to Redemption [Member]
Other Income
Weighted average ordinary shares outstanding, basic	6,600,000	1,500,000	6,600,000	1,500,000		1,341,758
Weighted average ordinary shares outstanding, diluted	6,600,000	1,500,000	6,600,000	1,500,000		1,341,758
Basic net income (loss) per ordinary share	$ 0.02	$ 0.00	$ 0.15	$ 0.00		$ 0.12
Diluted net income (loss) per ordinary share	$ 0.02	$ 0.00	$ 0.15	$ 0.00		$ 0.12